Postretirement Benefit Plans (Net Periodic (Income) Benefit Costs) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Postretirement Health And Life Coverage [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost	$ 4	$ 13	$ 13
Interest Cost	23	32	38
Amortization of prior service cost	(35)		(1)
Net periodic benefit cost	(8)	45	50
Director's Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost	34	33	33
Interest Cost	46	45	51
Amortization of prior service cost	22	22	22
Net periodic benefit cost	$ 102	$ 100	$ 106